SUPPLIERS (Details) R$ in Thousands		12 Months Ended
	Oct. 18, 2016 R$ / MMBTU	Dec. 31, 2017 BRL (R$)	Dec. 31, 2018 BRL (R$)
CURRENT
Goods, Materials and Services		R$ 7,652,713	R$ 2,523,449
Energy Purchased for Resale		1,309,172	835,607
CCEE - Short-term energy		105,602	1,494
Parcels of BR Distribuidora		1,376,265
Total current liabilities for suppliers		10,443,752	3,360,550
NONCURRENT
Goods, Materials and Services		14,031	16,555
Parcels of Petrobras		7,618,031
Energy Purchased for Resale		163,283
Total non-current liabilities for suppliers		7,795,345	16,555
Total liabilities for suppliers		18,239,097	R$ 3,377,105
Portion from Gas Transportation		2,988,797
Companhia de Gas do Amazonas - Cigas
NONCURRENT
Total liabilities for suppliers		R$ 5,286,531
Petrobras
NONCURRENT
Number of days to be considered for assignment of outstanding liability		45 days
Portion from Gas Transportation		R$ 4,755,704
Amazonas Distribuidora and CIGS
NONCURRENT
Reimbursement of transportation portion of natural gas contract | R$ / MMBTU	12.0371